PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Divestments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property divestments	$ 6.1	$ 9.6